SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:-	SUBSEQUENT EVENTS

On September 26, 2023, the Company announced that it intends to move the corporate domicile of the Company to the Province of Ontario, Canada. The Company is currently incorporated under the laws of the State of Israel. The Company expects that the redomiciliation will have no material impact on how it conducts its day-to-day operations. The redomiciliation, which is subject to certain conditions, including shareholder approval, is expected to close in the first quarter of 2024.